Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended	4 Months Ended		7 Months Ended
	Jul. 02, 2021	Jun. 29, 2021	Mar. 02, 2021		Mar. 02, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period for services value			$ 25,000	[1]		$ 25,000
Common stock shares outstanding							38,427			38,427
Common Stock, Shares, Subject to Forfeiture			825,000		825,000
Repayments of Related Party Debt										$ 25,692
Repayment of advances from related party										25,692
Stock based compensation expense										0
Advances from related party							$ 38,427			$ 38,427
Notes payable outstanding to related party			$ 138		$ 138
Founder [Member] | Independent directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues										30,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding			5,750,000		5,750,000		6,250,000	6,250,000	6,250,000	6,250,000
Shares no longer subject to forfeiture								750,000	750,000
Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000
Stock shares issued during the period for services shares					5,750,000
Stock Issued During Period, Shares, New Issues		575,000
Common stock shares outstanding		6,325,000
Common Stock, Shares, Subject to Forfeiture			825,000		825,000		825,000			825,000
Share based compensation shares forfeited during the period									75,000
Administration And Support Services [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month			$ 12.00						$ 10,000	$ 12.00
Selling general and administrative expenses from transactions with related party							$ 30,000			30,000
Selling general and administrative expenses accrued from transactions with related party							30,000			30,000
Advances from related party							30,000			30,000
Advance From Related Party Loan [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties								$ 64,119	$ 64,119
Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 300,000
Debt instrument face value			300,000		$ 300,000
Notes payable outstanding to related party			138		138
Working Capital Loans [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants			$ 1,500,000		$ 1,500,000		$ 1,500,000			$ 1,500,000
Debt instrument conversion price per share			$ 10.00		$ 10.00		$ 10.00			$ 10.00
Restriction On Transfer Of Sponsor Shares [Member] | Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price			20 days							20 days
Number of consecutive trading days for determining the share price			30 days					30 days
Waiting period after which the share trading days are considered			150 days							150 days
Subsequent Event [Member] | Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		575,000
Common stock shares outstanding		6,325,000
Subsequent Event [Member] | Common Class B [Member] | Founder [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding		825,000
Common Stock, Shares, Subject to Forfeiture		825,000

[1]	Includes an aggregate of up to 825,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised (see Notes 5 and 8). On June 29, 2021, the Company effected a share capitalization with respect to its Class B ordinary shares of 575,000 shares thereof, effectively increasing the Sponsor shares to 6,325,000 Class B ordinary shares, up to 825,000 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.